INVESTMENTS	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS	INVESTMENTS
Available-for-Sale Securities (Marketable Securities)
The Company’s investments in marketable securities are classified and accounted for as available-for-sale and consist of high quality asset backed securities, commercial paper, corporate bonds and U.S. government agency debt securities. The Company’s marketable securities with remaining effective maturities of 12 months or less from the balance sheet date are classified as current; otherwise, they are classified as non-current on the consolidated balance sheets. Unrealized gains and losses on marketable securities classified as available-for-sale are recognized in other comprehensive income (loss).
The Company’s marketable securities by security type are summarized as follows:

	As of December 31, 2021
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
Asset backed securities	$11,101	$(56)	$11,045
Commercial paper and corporate bonds	234,497	(551)	233,946
U.S. government agency debt securities	16,929	(69)	16,860
Total available-for-sale securities	$262,527	$(676)	$261,851
As of December 31, 2021, the Company recorded $0.7 million of gross unrealized losses in accumulated other comprehensive income (loss) on the Consolidated Balance Sheets, primarily due to a decrease in the fair value of the corporate bonds.
Trading Securities (Convertible Promissory Note)
In July 2021, the Company purchased a convertible promissory note (the “Note”) from a counterparty for $4.0 million. In November 2021, the Company executed an additional promissory note in the amount of $0.3 million under the same terms as the initial Note (collectively referred to as the “Notes”). The outstanding principal of the Notes, together with unpaid and accrued interest, is due and payable on September 30, 2022, which can be extended at the option of the Company for a period of one year, unless the debt is converted to equity securities in the counterparty or the Company declares the Notes due and payable upon the occurrence of an event of default. The Notes also contain certain embedded features, including: acceleration in the event of default; automatic conversion into the equity of the counterparty upon a subsequent equity financing by the counterparty; optional conversion into equity upon the sale of preferred stock by the counterparty; optional acceleration or conversion into equity upon certain corporate transactions by the counterparty; and the Company’s option to extend the maturity date. Interest accrues at 6% per annum and is due upon the earlier of the maturity date or an event of default. The Notes meet the definition of a debt security under the provisions of ASC 320, Investments - Debt Securities. The Company classified the Notes as trading securities and categorized them within Level 3 of the fair value hierarchy. Changes in fair value are reported in earnings.
The Company recorded a gain on the Notes of $0.1 million during the year ended December 31, 2021, recorded in change in fair value of trading security on the Consolidated Statements of Operations and Comprehensive Loss. The Notes are recorded in prepaid expenses and other current assets on the Consolidated Balance Sheets.
Contractual maturities of the Company’s available-for-sale and trading securities are summarized as follows:

	As of December 31, 2021
	Amortized Cost	Estimated Fair Value
Due in less than one year	$163,377	$163,273
Due in one to five years	103,400	102,878
Total investments	$266,777	$266,151
The Company regularly reviews its investment portfolio to identify and evaluate investments that have indications of possible impairment. Investments that are impaired are those that are considered to have losses that are other-than-temporary. Factors considered in determining whether a loss is temporary include:
•the length of time and extent to which fair value has been lower than the cost basis;
•the financial condition, credit quality and near-term prospects of the investee; and
•whether it is more likely than not that the Company will be required to sell the security prior to recovery.
As of December 31, 2021, the Company had not identified any impairment indicators in its investments.
During the year ended December 31, 2021, the Company received proceeds of $1.8 million and recorded minimal realized losses from the sale of available-for-sale securities. Gains and losses are determined using the first-in first-out method.